Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 16, 2010
For the twelve months period ended June 30,
2013	$ 7,838
2014	7,220
2015	5,357
2016	5,371
2017	5,357
Thereafter	16,072
Total	47,215	51,124	8,062
M/V Cape Agamemnon
For the twelve months period ended June 30,
2013	5,357
2014	5,357
2015	5,357
2016	5,371
2017	5,357
Thereafter	16,072
Total	42,871	45,543	0
M/T Assos
For the twelve months period ended June 30,
2013	2,481
2014	1,863
Total	$ 4,344	$ 5,581	$ 8,062	$ 9,000